Share capital (Narrative) (Details) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) $ / shares shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($)
Disclosure of classes of share capital [line items]
NCIB description	In December 2024, Osisko renewed its normal course issuer bid ("NCIB") program. Under the terms of the NCIB program, Osisko may acquire up to 9,331,275 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX.	In December 2024, Osisko renewed its normal course issuer bid ("NCIB") program. Under the terms of the NCIB program, Osisko may acquire up to 9,331,275 of its common shares from time to time in accordance with the normal course issuer bid procedures of the TSX.	Under the terms of the previous NCIB program, Osisko was allowed to acquire up to 9,258,298 of its common shares from time to time, from December 12, 2023 to December 11, 2024.
Daily purchases of common shares, limit	73,283	73,283	94,834
Shares purchased for cancellation	26,000	26,000
Normal course issuer bid purchase of common shares	$ 0.6	$ 0.4
Average acquisition price per share | $ / shares	$ 22.48
Dividend reinvestment plan [Member]
Disclosure of classes of share capital [line items]
Common shares elected to participate in dividend reinvestment plan	18,400,000			18,400,000
Dividends payable | $				$ 0.8
Common shares issued under DRIP	205,741	205,741	140,405
Discount under dividend reinvestment plan	3.00%	3.00%	3.00%
Dividend reinvestment plan [Member] | January 15, 2025 [Member]
Disclosure of classes of share capital [line items]
Common shares issued under DRIP	45,878	45,878
Discount under dividend reinvestment plan	3.00%	3.00%
Revolving credit facility [Member]
Disclosure of classes of share capital [line items]
Accordion feature	$ 200.0		$ 200.0	$ 139.0	$ 139.0